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                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                    ---------------------------------------

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                         VARIABLE LIFE INSURANCE POLICY
                                   (DESTINY)
        SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004 (AS SUPPLEMENTED)

                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE POLICIES
                  (VARIABLE UNIVERSAL LIFE/EXECUTIVE BENEFIT)
                    FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR
                         VARIABLE LIFE INSURANCE POLICY
       SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2002 (AS SUPPLEMENTED)

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       (VUL 95/VUL 100/VGSP/RUSSELL VUL)
       SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2000 (AS SUPPLEMENTED)

                        AMERICAN VISION SERIES VUL 2002
               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2007

                               DECEMBER 27, 2007

General American Life Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Met Investors Series Trust. To the extent that a Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2008.

The proposed substitutions and respective advisers and/or sub-advisers for the above-listed Policies are:

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
EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        ------------------------------------------
Fidelity(R) Variable Insurance Products - VIP Growth         Met Investors Series Trust - Oppenheimer
Portfolio (Initial Class)                                    Capital Appreciation Portfolio (Class A)
Fidelity Management & Research Company                       OppenheimerFunds, Inc.
(Fidelity International Investment Advisers, Fidelity
International Investment Advisors (UK) Limited,
Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, FMR Co., Inc. and
Fidelity Investments Japan Limited)
-----------------------------------------------------        ------------------------------------------

-----------------------------------------------------        ------------------------------------------
Fidelity(R) Variable Insurance Products - VIP Overseas       Met Investors Series Trust - MFS(R) Research
Portfolio (Initial Class)                                    International Portfolio (Class A)
Fidelity Management & Research Company                       Massachusetts Financial Services Company
(Fidelity International Investment Advisers, Fidelity
International Investment Advisors (UK) Limited,
Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, FMR Co., Inc. and
Fidelity Investments Japan Limited)
-----------------------------------------------------        ------------------------------------------

Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     o The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     o You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy owners or agents of Policy owners.

     o If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your cash value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o  There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust, as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


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